FAIR VALUE MEASUREMENTS - Changes in the fair value of Level 3 warrant liabilities (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]						Fair Value Adjustment of Warrants
Transfers into Level 3	$ 0			$ 0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning balance			$ 21,912,800		$ 21,912,800	$ 21,912,800
Change in fair value						(1,685,600)
Transfer to Level 1						(8,970,000)
Transfer to Level 2						(6,682,000)
Level 3 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning balance			12,558,000		12,558,000	12,558,000
Change in fair value						(3,588,000)
Transfer to Level 1		$ 9,000,000.0			9,000,000.0	(8,970,000)
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning balance			9,354,800		9,354,800	9,354,800
Change in fair value						(2,672,800)
Transfer to Level 2					6,700,000	(6,682,000)
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning balance		0	21,912,800		21,912,800	21,912,800
Change in fair value			(6,260,800)
Transfer to Level 1			(8,970,000)
Transfer to Level 2			(6,682,000)
Fair value, Ending balance		0	0		0
Recurring | Level 3 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning balance		0	12,558,000		12,558,000	12,558,000
Change in fair value			(3,588,000)
Transfer to Level 1			(8,970,000)
Fair value, Ending balance		0	0		0
Recurring | Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning balance		0	9,354,800		9,354,800	$ 9,354,800
Change in fair value			(2,672,800)
Transfer to Level 2			(6,682,000)
Fair value, Ending balance		$ 0	$ 0		$ 0